Capital Stock (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option information for the years ended December 31, 2022, 2021, and 2020 is as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)	Options (#)	Weighted-Average Exercise Price ($)
Outstanding - beginning of year	571,805	14.36	579,913	14.32	605,594	14.16
Granted	—	—	—	—	—	—
Exercised	(80,707)	11.54	(5,080)	8.71	(25,681)	10.47
Forfeited / expired	—	—	(3,028)	15.73	—	—
Outstanding - end of year	491,098	14.82	571,805	14.36	579,913	14.32

Exercisable - end of year	491,098	14.82	500,073	15.27	404,716	16.92

Summary of Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2022, 2021 and 2020 is as follows:

	December 31, 2022		December 31, 2021		December 31, 2020
	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)	Options (#)	Weighted-Average Grant Date Fair Value ($)
Outstanding non-vested stock options - beginning of year	71,732	8.00	175,197	8.30	295,984	8.96
Granted	—	—	—	—	—	—
Vested	(71,732)	8.00	(100,437)	8.29	(120,787)	9.93
Forfeited / expired	—	—	(3,028)	15.73	—	—
Outstanding non-vested stock options - end of year	—	—	71,732	8.00	175,197	8.30